Schedule of Investments (unaudited)	iShares® GNMA Bond ETF
July 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

U.S. Government Agency Obligations

Mortgage-Backed Securities — 100.4%
Government National Mortgage Association
1.50%, 10/20/51	$409	$325,089
2.00%, 07/20/50	36	29,622
2.00%, 08/20/50	727	605,074
2.00%, 09/20/50	6,718	5,588,801
2.00%, 12/20/50	1,312	1,091,092
2.00%, 01/20/51	2,000	1,662,604
2.00%, 02/20/51	18,801	15,617,937
2.00%, 03/20/51	6,094	5,062,115
2.00%, 08/20/51	1,883	1,563,288
2.00%, 12/20/51	13,614	11,298,316
2.00%, 01/20/52	7,446	6,179,061
2.00%, 02/20/52	4,308	3,573,811
2.00%, 08/15/54(a)	1,875	1,553,833
2.50%, 01/15/28	2	1,973
2.50%, 02/20/28	3	2,970
2.50%, 01/20/31	64	60,923
2.50%, 07/20/35	1,059	979,569
2.50%, 04/20/43	12	10,255
2.50%, 12/20/46	1,086	947,131
2.50%, 01/20/47	106	92,177
2.50%, 06/20/50	2,922	2,526,971
2.50%, 08/20/50	9,975	8,478,085
2.50%, 09/20/50	3,579	3,041,254
2.50%, 01/20/51	3,051	2,632,027
2.50%, 02/20/51	2,296	1,980,736
2.50%, 05/20/51	8,882	7,657,595
2.50%, 07/20/51	10,445	9,002,639
2.50%, 08/20/51	11,225	9,672,948
2.50%, 09/20/51	5,545	4,777,386
2.50%, 02/20/52	1,686	1,451,360
2.50%, 04/20/52	6,702	5,771,149
3.00%, 07/15/27	2	1,507
3.00%, 09/15/27	3	2,746
3.00%, 01/20/31	82	78,562
3.00%, 07/20/31	129	123,719
3.00%, 02/20/32	105	100,748
3.00%, 09/15/42	5	4,122
3.00%, 10/15/42	29	26,027
3.00%, 01/20/43	286	261,606
3.00%, 07/15/43	51	46,028
3.00%, 09/20/43	593	538,990
3.00%, 01/15/44	1,639	1,490,127
3.00%, 08/20/44	324	294,681
3.00%, 05/20/45	232	210,995
3.00%, 07/20/45	64	58,483
3.00%, 10/20/45	104	94,793
3.00%, 12/20/45	1,301	1,180,691
3.00%, 01/20/46	419	380,858
3.00%, 02/20/46	437	395,958
3.00%, 03/20/46	1,604	1,449,996
3.00%, 04/20/46	1,064	961,842
3.00%, 05/20/46	1,348	1,218,980
3.00%, 06/20/46	477	431,125
3.00%, 08/20/46	3,128	2,832,347
3.00%, 09/20/46	2,055	1,858,237
3.00%, 12/15/46	124	112,241
3.00%, 12/20/46	361	326,219
3.00%, 02/15/47	146	131,966

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
3.00%, 02/20/47	$408	$369,190
3.00%, 06/20/47	47	42,672
3.00%, 07/20/47	816	737,336
3.00%, 10/20/47	268	241,793
3.00%, 02/20/48	38	33,904
3.00%, 04/20/49	1,658	1,498,206
3.00%, 07/20/49	338	304,410
3.00%, 09/20/49	26	23,652
3.00%, 10/15/49	694	621,297
3.00%, 11/20/49	1,022	918,559
3.00%, 01/20/50	937	842,027
3.00%, 04/20/50	7,198	6,458,712
3.00%, 08/20/50	1,453	1,304,047
3.00%, 04/20/51	2,887	2,580,902
3.00%, 10/20/51	1,088	971,753
3.00%, 11/20/51	1,857	1,657,913
3.00%, 02/20/52	3,937	3,513,543
3.00%, 03/20/52	369	326,567
3.00%, 07/20/52	423	377,291
3.00%, 10/20/52	3,209	2,862,472
3.00%, 08/15/54(a)	4,025	3,591,838
3.50%, 02/15/26	1	539
3.50%, 11/15/26	1	599
3.50%, 02/20/27	2	1,887
3.50%, 01/20/31	28	26,800
3.50%, 07/20/32	74	71,894
3.50%, 09/15/41	3	3,237
3.50%, 06/20/42	2,363	2,221,842
3.50%, 09/15/42	8	7,791
3.50%, 09/20/42	99	93,324
3.50%, 10/15/42	3	2,830
3.50%, 10/20/42	234	220,366
3.50%, 11/15/42	19	17,365
3.50%, 11/20/42	772	725,573
3.50%, 12/20/42	82	77,091
3.50%, 02/20/43	676	634,402
3.50%, 03/15/43	28	26,239
3.50%, 05/15/43	26	24,725
3.50%, 06/15/43	111	103,995
3.50%, 04/20/45	227	212,028
3.50%, 06/20/45	84	78,210
3.50%, 09/20/45	2,499	2,330,865
3.50%, 11/20/45	9	8,483
3.50%, 12/20/45	63	58,439
3.50%, 03/20/46	318	295,621
3.50%, 04/20/46	50	46,558
3.50%, 06/20/46	483	449,427
3.50%, 07/20/46	2,862	2,663,806
3.50%, 11/20/46	9	8,008
3.50%, 12/20/46	120	111,613
3.50%, 01/20/47	43	40,177
3.50%, 02/20/47	106	98,827
3.50%, 03/20/47	215	200,005
3.50%, 04/20/47	927	861,210
3.50%, 08/20/47	420	391,080
3.50%, 10/20/47	319	297,061
3.50%, 12/20/47	519	480,059
3.50%, 01/20/48	14	13,310
3.50%, 04/20/48	90	83,216
3.50%, 05/20/48	279	259,024
3.50%, 09/20/48	30	27,517

Schedule of Investments (unaudited) (continued)	iShares® GNMA Bond ETF
July 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
3.50%, 11/20/48	$577	$535,979
3.50%, 03/20/49	6,688	6,207,386
3.50%, 09/20/49	178	164,713
3.50%, 10/20/49	217	200,614
3.50%, 04/20/50	3,198	2,959,601
3.50%, 05/20/50	322	298,239
3.50%, 08/20/52	446	409,658
3.50%, 11/20/52	5,205	4,784,902
3.50%, 12/20/52	2,990	2,748,756
3.50%, 08/15/54(a)	2,925	2,688,874
4.00%, 03/20/26	0	451
4.00%, 07/20/26	0	406
4.00%, 02/15/41	5	5,034
4.00%, 03/15/41	4	4,202
4.00%, 04/15/41	19	18,484
4.00%, 05/15/41	5	4,760
4.00%, 12/15/41	6	5,329
4.00%, 01/15/42	5	4,337
4.00%, 02/15/42	15	14,493
4.00%, 03/15/42	30	28,736
4.00%, 05/15/42	8	7,590
4.00%, 08/15/42	8	7,243
4.00%, 09/20/42	174	168,097
4.00%, 04/15/44	23	22,017
4.00%, 05/15/44	37	35,831
4.00%, 08/20/44	21	19,932
4.00%, 10/20/44	223	214,756
4.00%, 03/20/45	911	876,293
4.00%, 08/15/45	2,484	2,382,098
4.00%, 08/20/45	356	341,670
4.00%, 09/20/45	5,513	5,298,213
4.00%, 10/20/45	4	4,257
4.00%, 01/20/46	7	7,186
4.00%, 03/20/46	86	82,629
4.00%, 07/20/46	8	8,008
4.00%, 09/20/46	251	240,521
4.00%, 11/20/46	97	93,453
4.00%, 12/15/46	16	15,067
4.00%, 05/20/47	25	23,627
4.00%, 06/20/47	1,407	1,348,621
4.00%, 07/20/47	284	272,393
4.00%, 08/20/47	5	5,242
4.00%, 11/20/47	85	81,043
4.00%, 03/20/48	54	51,540
4.00%, 04/20/48	354	337,833
4.00%, 05/20/48	2,832	2,708,852
4.00%, 06/20/48	1,034	988,817
4.00%, 07/20/48	306	292,221
4.00%, 11/20/48	444	424,920
4.00%, 09/15/49	163	155,608
4.00%, 01/20/50	405	386,512
4.00%, 02/20/50	9	8,497
4.00%, 09/20/52	838	791,624
4.00%, 10/20/52	2,137	2,019,650
4.00%, 12/20/52	533	504,141
4.00%, 06/20/53	2,558	2,417,457
4.00%, 08/15/54(a)	550	519,436
4.50%, 08/15/39	67	67,210
4.50%, 07/15/40	15	15,331
4.50%, 08/15/40	27	26,464
4.50%, 07/20/41	1,256	1,251,722

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
4.50%, 11/20/45	$164	$162,298
4.50%, 08/20/46	274	270,820
4.50%, 09/20/46	44	43,316
4.50%, 10/20/46	45	44,591
4.50%, 11/20/46	46	45,155
4.50%, 04/20/47	5	4,451
4.50%, 06/20/47	5	5,356
4.50%, 07/20/47	1,874	1,841,206
4.50%, 02/20/48	263	258,084
4.50%, 06/20/48	17	16,770
4.50%, 07/20/48	108	105,477
4.50%, 08/20/48	94	92,212
4.50%, 09/20/48	1,075	1,054,065
4.50%, 10/20/48	761	746,277
4.50%, 12/20/48	791	775,240
4.50%, 01/20/49	535	524,604
4.50%, 03/20/49	13	12,749
4.50%, 06/20/49	519	508,730
4.50%, 08/20/49	157	154,227
4.50%, 10/20/49	113	110,797
4.50%, 01/20/50	606	593,991
4.50%, 08/20/52	408	395,723
4.50%, 10/20/52	1,577	1,529,872
4.50%, 03/20/53	5,938	5,759,717
4.50%, 06/20/53	4,545	4,400,188
4.50%, 07/20/53	1,229	1,190,267
5.00%, 07/15/39	16	15,791
5.00%, 07/20/42	90	91,496
5.00%, 07/20/46	35	35,406
5.00%, 04/20/48	36	36,614
5.00%, 05/20/48	193	193,316
5.00%, 11/20/48	44	43,998
5.00%, 12/20/48	43	42,796
5.00%, 01/20/49	125	124,765
5.00%, 04/20/49	8	7,821
5.00%, 09/20/50	177	178,780
5.00%, 07/20/52	3,706	3,669,096
5.00%, 08/20/52	872	863,481
5.00%, 09/20/52	1,867	1,848,477
5.00%, 12/20/52	3,170	3,138,918
5.00%, 01/20/53	888	879,009
5.00%, 04/20/53	3,026	2,991,741
5.00%, 05/20/53	3,336	3,298,498
5.00%, 06/20/53	1,124	1,111,593
5.00%, 07/20/53	4,420	4,369,984
5.00%, 08/15/54(a)	143	141,733
5.50%, 10/15/38	11	11,128
5.50%, 07/20/40	152	156,671
5.50%, 12/20/52	3,080	3,090,726
5.50%, 01/20/53	1,275	1,278,881
5.50%, 03/20/53	720	722,709
5.50%, 04/20/53	10,151	10,184,198
5.50%, 05/20/53	465	466,936
5.50%, 06/20/53	184	184,732
5.50%, 11/20/53	2,718	2,726,985
5.50%, 08/15/54(a)	3,300	3,309,966
6.00%, 09/20/38	14	14,980
6.00%, 02/20/53	291	294,207
6.00%, 09/20/53	3,376	3,417,657
6.00%, 10/20/53	1,623	1,643,243
6.00%, 11/20/53	1,701	1,721,490

Schedule of Investments (unaudited) (continued)	iShares® GNMA Bond ETF
July 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
6.00%, 12/20/53	$1,467	$1,484,998
6.00%, 01/20/54	781	790,894
6.00%, 06/20/54	2,186	2,212,097
6.00%, 07/20/54	2,420	2,449,380
6.00%, 08/15/54(a)	4,940	4,998,089
6.50%, 12/20/53	3,576	3,643,305
6.50%, 01/20/54	4,076	4,151,852
6.50%, 02/20/54	910	926,898
6.50%, 06/20/54	1,364	1,390,535
6.50%, 07/20/54	1,574	1,604,344
6.50%, 08/15/54(a)	3,060	3,117,402
		315,736,887
Total Long-Term Investments — 100.4%
(Cost: $335,305,242)		315,736,887

	Share

Short-Term Securities

Money Market Funds — 5.9%

BlackRock Cash Funds: Treasury, SL Agency Shares, 5.29%(b)(c)	18,590,000	18,590,000

Total Short-Term Securities — 5.9%
(Cost: $18,590,000)		18,590,000

Total Investments Before TBA Sales Commitments — 106.3%
(Cost: $353,895,242)		334,326,887

Security	Par (000)	Value

TBA Sales Commitments(a)

Mortgage-Backed Securities — (1.1)%
Government National Mortgage Association
2.00%, 08/15/54	(1,875)	$(1,553,833)
6.00%, 08/15/54	(300)	(303,516)
6.50%, 08/15/54	(1,425)	(1,451,601)

Total TBA Sales Commitments — (1.1)%
(Proceeds: $(3,288,731))		(3,308,950)

Total Investments, Net of TBA Sales Commitments — 105.2%
(Cost: $350,606,511)		331,017,937

Liabilities in Excess of Other Assets — (5.2)%		(16,624,557)

Net Assets — 100.0%		$314,393,380

(a)	Represents or includes a TBA transaction.
(b)	Affiliate of the Fund.
(c)	Annualized 7-day yield as of period end.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended July 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 10/31/23	Purchases at Cost	Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 07/31/24	Shares Held at 07/31/24	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Treasury, SL Agency Shares	$38,140,000	$—	$(19,550,000	)(a)	$—	$—	$18,590,000	18,590,000	$1,074,613	$—

(a)	Represents net amount purchased (sold).

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The

Schedule of Investments (unaudited) (continued)	iShares® GNMA Bond ETF
July 31, 2024

Fair Value Hierarchy as of Period End (continued)

inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
U.S. Government Agency Obligations	$—	$315,736,887	$—	$315,736,887
Short-Term Securities
Money Market Funds	18,590,000	—	—	18,590,000
Liabilities
Investments
TBA Sales Commitments	—	(3,308,950)	—	(3,308,950)
	$18,590,000	$312,427,937	$—	$331,017,937

Portfolio Abbreviation

TBA	To-Be-Announced

4